Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Accruals for environmental matters	$ 0		$ 0	$ 0
Accrued for miscellaneous litigation	0		0	0
Throughput obligation	0		0	0
Coal royalty expense	$ 22,300,000	$ 42,900,000	$ 123,000,000	$ 120,500,000	$ 138,900,000